Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Components of the provision (benefit) for income taxes

For the Period Ended December 31,
2019

Federal
Current	$944,494
Deferred	(261,174)
State
Current	—
Deferred	—
Change in valuation allowance	261,174
Income tax provision	$944,494

Reconciliation between income taxes computed at statutory rate to the provision

For the Period Ended
December 31, 2019

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change
Change in valuation allowance	8.0%
Income tax provision	29.0%

Draft Kings Inc
Summary of loss before provision (benefit) for income taxes

	Year Ended December 31,
	2019	2018	2017
United States	$(142,198)	$(76,122)	$(75,445)
Foreign	1	7	99
Loss before provision for (benefit from) income taxes	$(142,197)	$(76,115)	$(75,346)

Components of the provision (benefit) for income taxes

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	4	86	65
Total current provision	4	86	$65
Deferred:
Federal	$—	$9	$36
State	54	10	109
Foreign	—	—	—
Total deferred provision	54	19	145
Total provision	$58	$105	$210

Reconciliation between income taxes computed at statutory rate to the provision

	Year Ended December 31,
	2019	2018	2017
Provision for income taxes at statutory rate	$(29,863)	$(15,984)	$(25,400)
Prior year provision true-ups	3,164	(157)	982
State taxes, net of federal benefit	(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses	2,412	430	536
Non-deductible lobbying expenses	1,885	1,352	2,505
Non-deductible acquisition expenses	2,068	—	—
Change in valuation allowance	19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes	—	—	90,889
Net operating loss write-off	7,246	—	—
Other	680	405	(163)
Provision for income taxes	$58	$105	$210

Components of deferred tax assets and liabilities

	As of December 31,
	2019	2018
Deferred tax assets:
Stock-based compensation	$4,552	$3,472
Intangible assets	123	187
Fixed assets	—	365
Accrual and other temporary differences	20,907	12,273
Credit carryforwards	15	15
Net operating loss carryforwards	217,836	203,180
Total deferred tax assets:	$243,433	$219,492
Deferred tax liability:
Capitalized software costs	(6,335)	(4,364)
Fixed assets	(2,035)	—
Total Net Deferred Tax Assets	235,063	215,128
Valuation allowance	(235,280)	(215,292)
Net deferred tax liabilities	$(217)	$(164)